OTHER NON-CURRENT ASSETS (Narrative ) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Investments, All Other Investments [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1,807
Non-cash transaction amount of lease liabilities	$ 2,501
Weighted average remaining lease term	1 year 4 months 13 days
Weighted average discount rate	6.00%